Note 9 - Office Properties and Equipment (Details) - Office Properties and Equipment (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Office Properties and Equipment [Abstract]
Land and land improvements		$ 5,838	$ 5,937
Buildings and improvements		21,279	21,400
Furniture and equipment		5,953	7,246
Automobiles		213	271
Total		33,283	34,854
Accumulated depreciation		(12,649)	(13,413)
Office properties and equipment—net	$ 18,940	$ 20,634	$ 21,441